SCHEDULE OF FAIR VALUE MEASURING UNOBSERVABLE INPUTS (Details) $ in Thousands	9 Months Ended
Jul. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021	$ 4,929
Additions	87
Change in fair value	(4,685)
Redemption	(44)
Fair value at July 31, 2022	287
Preferred Stock Redemption Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021
Additions	87
Change in fair value	(43)
Redemption	(44)
Fair value at July 31, 2022
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at October 31, 2021	4,929
Additions
Change in fair value	(4,642)
Redemption
Fair value at July 31, 2022	$ 287